Eaton Vance
Tax-Managed Growth Fund 1.1
September 30, 2025 (Unaudited)

Eaton Vance Tax-Managed Growth Fund 1.1 (the Fund), a diversified series of Eaton Vance Mutual Funds Trust, invests substantially all of its assets in Tax-Managed Growth Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At September 30, 2025, the value of the Fund’s investment in the Portfolio was $2,966,908,134 and the Fund owned 44.9% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Tax-Managed Growth Portfolio
September 30, 2025
Portfolio of Investments (Unaudited)

Common Stocks — 99.7%
Security	Shares	Value
Aerospace & Defense — 2.4%
Boeing Co.(1)	283,946	$ 61,284,065
General Dynamics Corp.	37,550	12,804,550
General Electric Co.	163,119	49,069,458
Northrop Grumman Corp.	16,117	9,820,410
RTX Corp.	156,984	26,268,133
		$ 159,246,616
Air Freight & Logistics — 0.4%
C.H. Robinson Worldwide, Inc.	70,102	$ 9,281,505
FedEx Corp.	63,353	14,939,271
		$ 24,220,776
Banks — 4.0%
Bank of America Corp.	459,518	$ 23,706,534
Fifth Third Bancorp	490,280	21,841,974
JPMorgan Chase & Co.	514,622	162,327,217
Regions Financial Corp.	214,298	5,651,038
Truist Financial Corp.	311,559	14,244,478
Wells Fargo & Co.	446,596	37,433,677
		$ 265,204,918
Beverages — 0.1%
Monster Beverage Corp.(1)	142,992	$ 9,624,792
		$ 9,624,792
Biotechnology — 1.9%
AbbVie, Inc.	193,103	$ 44,711,069
Amgen, Inc.	97,100	27,401,620
Argenx SE ADR(1)	41,279	30,445,739
Vertex Pharmaceuticals, Inc.(1)	64,684	25,332,842
		$ 127,891,270
Broadline Retail — 5.7%
Amazon.com, Inc.(1)	1,725,700	$ 378,911,949
		$ 378,911,949
Building Products — 0.2%
Carrier Global Corp.	189,214	$ 11,296,076
		$ 11,296,076
Capital Markets — 3.6%
Bank of New York Mellon Corp.	118,456	$ 12,906,966
Security	Shares	Value
Capital Markets (continued)
Blackrock, Inc.	7,289	$ 8,498,026
Cboe Global Markets, Inc.	75,857	18,603,929
Charles Schwab Corp.	371,381	35,455,744
CME Group, Inc.	36,417	9,839,509
Goldman Sachs Group, Inc.	123,352	98,231,365
Intercontinental Exchange, Inc.	60,970	10,272,226
Moody's Corp.	66,944	31,897,477
S&P Global, Inc.	32,008	15,578,614
		$ 241,283,856
Chemicals — 2.0%
DuPont de Nemours, Inc.	136,353	$ 10,621,899
Ecolab, Inc.	110,020	30,130,077
Linde PLC	72,347	34,364,825
Sherwin-Williams Co.	172,482	59,723,617
		$ 134,840,418
Commercial Services & Supplies — 0.7%
Waste Connections, Inc.	87,850	$ 15,444,030
Waste Management, Inc.	128,692	28,419,054
		$ 43,863,084
Communications Equipment — 2.1%
Arista Networks, Inc.(1)	726,476	$ 105,854,818
Cisco Systems, Inc.	502,988	34,414,439
		$ 140,269,257
Consumer Finance — 1.1%
American Express Co.	120,073	$ 39,883,448
Capital One Financial Corp.	147,637	31,384,673
		$ 71,268,121
Consumer Staples Distribution & Retail — 2.7%
Costco Wholesale Corp.	81,331	$ 75,282,414
Walmart, Inc.	1,029,000	106,048,740
		$ 181,331,154
Electric Utilities — 0.8%
Duke Energy Corp.	423,733	$ 52,436,959
		$ 52,436,959
Electrical Equipment — 1.0%
AMETEK, Inc.	54,862	$ 10,314,056

Tax-Managed Growth Portfolio
September 30, 2025
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Electrical Equipment (continued)
Emerson Electric Co.	269,079	$ 35,297,783
Rockwell Automation, Inc.	50,722	17,728,861
		$ 63,340,700
Energy Equipment & Services — 0.1%
Schlumberger NV	202,846	$ 6,971,817
		$ 6,971,817
Entertainment — 4.1%
Live Nation Entertainment, Inc.(1)	185,000	$ 30,229,000
Netflix, Inc.(1)	127,719	153,124,863
Spotify Technology SA(1)	37,600	26,244,800
Walt Disney Co.	534,448	61,194,296
		$ 270,792,959
Financial Services — 4.1%
Berkshire Hathaway, Inc., Class B(1)	350,230	$ 176,074,630
Mastercard, Inc., Class A	36,635	20,838,354
Visa, Inc., Class A	212,810	72,649,078
		$ 269,562,062
Food Products — 0.1%
McCormick & Co., Inc., Non Voting Shares	95,587	$ 6,395,726
		$ 6,395,726
Ground Transportation — 1.7%
Norfolk Southern Corp.	64,980	$ 19,520,642
Uber Technologies, Inc.(1)	597,498	58,536,879
Union Pacific Corp.	148,572	35,117,964
		$ 113,175,485
Health Care Equipment & Supplies — 3.0%
Abbott Laboratories	410,303	$ 54,955,984
Boston Scientific Corp.(1)	289,826	28,295,712
GE HealthCare Technologies, Inc.	135,517	10,177,327
Hologic, Inc.(1)	370,000	24,971,300
Intuitive Surgical, Inc.(1)	101,205	45,261,912
Stryker Corp.	72,313	26,731,947
Zimmer Biomet Holdings, Inc.	76,575	7,542,637
		$ 197,936,819
Health Care Providers & Services — 0.4%
HCA Healthcare, Inc.	64,083	$ 27,312,175
		$ 27,312,175
Security	Shares	Value
Hotels, Restaurants & Leisure — 2.5%
Booking Holdings, Inc.	15,827	$ 85,454,246
Marriott International, Inc., Class A	140,779	36,664,483
Starbucks Corp.	361,156	30,553,798
Yum! Brands, Inc.	65,883	10,014,216
		$ 162,686,743
Household Products — 1.0%
Colgate-Palmolive Co.	397,371	$ 31,765,838
Procter & Gamble Co.	220,699	33,910,401
		$ 65,676,239
Insurance — 1.6%
Aflac, Inc.	146,622	$ 16,377,677
Aon PLC, Class A	27,135	9,675,798
Arthur J. Gallagher & Co.	47,054	14,574,506
Markel Group, Inc.(1)	6,362	12,160,072
Marsh & McLennan Cos., Inc.	42,223	8,509,201
Progressive Corp.	151,029	37,296,612
Travelers Cos., Inc.	20,353	5,682,965
		$ 104,276,831
Interactive Media & Services — 11.5%
Alphabet, Inc., Class A	1,006,872	$ 244,770,583
Alphabet, Inc., Class C	838,031	204,102,450
Meta Platforms, Inc., Class A	427,889	314,233,124
		$ 763,106,157
IT Services — 0.5%
Accenture PLC, Class A	147,397	$ 36,348,100
		$ 36,348,100
Life Sciences Tools & Services — 0.4%
Agilent Technologies, Inc.	151,400	$ 19,432,190
Danaher Corp.	30,361	6,019,372
		$ 25,451,562
Machinery — 1.8%
Caterpillar, Inc.	55,050	$ 26,267,107
Deere & Co.	32,269	14,755,323
Dover Corp.	91,070	15,193,208
Illinois Tool Works, Inc.	143,086	37,311,105
Parker-Hannifin Corp.	31,857	24,152,385
		$ 117,679,128

Tax-Managed Growth Portfolio
September 30, 2025
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Oil, Gas & Consumable Fuels — 2.4%
Antero Resources Corp.(1)	328,489	$ 11,024,091
Cheniere Energy, Inc.	149,498	35,129,040
ConocoPhillips	194,215	18,370,797
Exxon Mobil Corp.	657,802	74,167,175
Marathon Petroleum Corp.	69,217	13,340,885
Phillips 66	51,669	7,028,017
		$ 159,060,005
Pharmaceuticals — 2.4%
Bristol-Myers Squibb Co.	117,876	$ 5,316,208
Eli Lilly & Co.	119,190	90,941,970
Johnson & Johnson	245,520	45,524,318
Merck & Co., Inc.	202,773	17,018,738
		$ 158,801,234
Professional Services — 0.6%
Automatic Data Processing, Inc.	68,245	$ 20,029,907
Jacobs Solutions, Inc.	40,744	6,105,896
Verisk Analytics, Inc.	46,792	11,768,656
		$ 37,904,459
Semiconductors & Semiconductor Equipment — 12.3%
Analog Devices, Inc.	133,698	$ 32,849,599
Applied Materials, Inc.	187,182	38,323,643
ASML Holding NV	25,500	24,686,295
Broadcom, Inc.	249,660	82,365,330
Lam Research Corp.	250,000	33,475,000
NVIDIA Corp.	2,854,055	532,509,582
QUALCOMM, Inc.	243,937	40,581,359
Texas Instruments, Inc.	158,452	29,112,386
		$ 813,903,194
Software — 11.1%
Adobe, Inc.(1)	80,383	$ 28,355,103
Cadence Design Systems, Inc.(1)	83,984	29,500,220
Fortinet, Inc.(1)	100,000	8,408,000
Microsoft Corp.	909,092	470,864,201
Nutanix, Inc., Class A(1)	693,000	51,552,270
Oracle Corp.	28,496	8,014,215
Palo Alto Networks, Inc.(1)	390,264	79,465,556
Salesforce, Inc.	25,239	5,981,643
ServiceNow, Inc.(1)	55,258	50,852,832
		$ 732,994,040
Security	Shares	Value
Specialty Retail — 2.7%
Lowe's Cos., Inc.	212,443	$ 53,389,050
O'Reilly Automotive, Inc.(1)	531,000	57,247,110
Ross Stores, Inc.	139,505	21,259,167
TJX Cos., Inc.	219,657	31,749,223
Tractor Supply Co.	250,346	14,237,177
		$ 177,881,727
Technology Hardware, Storage & Peripherals — 6.4%
Apple, Inc.	1,664,760	$ 423,897,839
		$ 423,897,839
Tobacco — 0.3%
Philip Morris International, Inc.	123,525	$ 20,035,755
		$ 20,035,755
Total Common Stocks (identified cost $1,649,904,155)		$6,596,880,002

Short-Term Investments — 0.4%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.05%(2)	22,380,027	$ 22,380,027
Total Short-Term Investments (identified cost $22,380,027)		$ 22,380,027
Total Investments — 100.1% (identified cost $1,672,284,182)		$6,619,260,029
Other Assets, Less Liabilities — (0.1)%		$ (4,446,192)
Net Assets — 100.0%		$6,614,813,837
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Non-income producing security.
(2)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of September 30, 2025.
Abbreviations:
ADR	– American Depositary Receipt

Tax-Managed Growth Portfolio
September 30, 2025
Portfolio of Investments (Unaudited) — continued

Affiliated Investments
At September 30, 2025, the value of the Portfolio's investments in funds that may be deemed to be affiliated was $22,380,027, which represents 0.4% of the Portfolio's net assets. Transactions in such investments by the Portfolio for the fiscal year to date ended September 30, 2025 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$2,531,254	$266,153,928	$(246,305,155)	$ —	$ —	$22,380,027	$727,092	22,380,027
(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At September 30, 2025, the hierarchy of inputs used in valuing the Portfolio's investments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks	$6,596,880,002*	$ —	$ —	$6,596,880,002
Short-Term Investments	22,380,027	—	—	22,380,027
Total Investments	$6,619,260,029	$ —	$ —	$6,619,260,029
*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.
For information on the Portfolio's policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio's most recent annual or semi-annual financial statements.